Stockholder’s Equity (Details) - $ / shares			12 Months Ended
		Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholder’s Equity [Line Item]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Number of shares of common stock outstanding upon after completion of initial public offering			25.00%
Public Warrants expire term			5 years
Redemption of public warrants (in Dollars per share)			$ 18
Prior written notice of redemption			30 days
Redemption period			30 days
Number of trading days			20 days
Issue price effective per share (in Dollars per share)			$ 9.2
Total equity proceeds percentage			60.00%
Market value percentage			180.00%
Redemption trigger price per share (in Dollars per share)			$ 18
Issued warrants			10,365,500
Number of shares			1
Over-Allotment Option [Member]
Stockholder’s Equity [Line Item]
Issued warrants			240,075
Class A Common Stock [Member]
Stockholder’s Equity [Line Item]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common Stock, Voting Rights			one
Common stock, shares issued			75,000	75,000
Common stock, shares outstanding			75,000	75,000
Redeemable shares			7,500,000	7,500,000
Price per share (in Dollars per share)			$ 18
Class A Common Stock [Member] | IPO [Member]
Stockholder’s Equity [Line Item]
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock [Member]
Stockholder’s Equity [Line Item]
Common stock, shares authorized	[1],[2]		10,000,000	10,000,000
Common stock, par value (in Dollars per share)	[1],[2]		$ 0.0001	$ 0.0001
Common Stock, Voting Rights			one
Common stock, shares issued	[1],[2]		2,500,000	2,875,000
Common stock, shares outstanding	[1],[2]		2,500,000	2,875,000
Subject to forfeiture underwriters		375,000
Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholder’s Equity [Line Item]
Subject to forfeiture underwriters				375,000
Common Stock [Member]
Stockholder’s Equity [Line Item]
Price per warrant (in Dollars per share)			$ 9.2
Number of trading days			10 days
Market value percentage			115.00%
Warrant [Member]
Stockholder’s Equity [Line Item]
Price per warrant (in Dollars per share)			$ 0.01
Number of trading days			30 days
Public Warrants [Member]
Stockholder’s Equity [Line Item]
Issued warrants			7,500,000
Private Placement Warrants [Member]
Stockholder’s Equity [Line Item]
Issued warrants			2,865,500

[1]	Balance at December 31, 2022 includes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).